Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current	$ (578,367)	$ (4,723,267)	$ (2,071,154)
Deferred	253,951	562,664	686,892
Total	$ 324,416	$ 4,160,603	$ 1,384,262